UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number               811-09174
                                  ----------------------------------------------


                             Aegis Value Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               1100 N. Glebe Road, Suite 1040, Arlington, VA 22201
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Aegis Financial Corp.
               1100 N. Glebe Road, Suite 1040, Arlington, VA 22201
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:   (703) 528-7788
                                                   -----------------------------

Date of fiscal year end:      8/31
                        ------------------

Date of reporting period:   5/31/08
                         -----------------

Item 1.  SCHEDULE OF INVESTMENTS.

                                Aegis Value Fund
                        Schedule of Portfolio Investments
                                  May 31, 2008
                                   (Unaudited)

                                                         Shares    Market Value
                                                         ------    ------------

Common Stock - 94.9%
Consumer Discretionary - 27.5%
   Auto Components - 3.3%
   Superior Industries International, Inc.                349,293  $  7,181,464
                                                                   ------------
   Automobiles - 0.8%
   Coachmen Industries, Inc. (1)                          576,696     1,758,923
   National R.V. Holdings, Inc. (1)(2)                    699,995        42,000
                                                                   ------------
                                                                      1,800,923
                                                                   ------------
   Distributors - 3.6%
   Audiovox Corp. (1)                                     594,997     6,342,668
   Handleman Co. (1)(2)                                 1,381,500     1,519,650
                                                                   ------------
                                                                      7,862,318
                                                                   ------------
   Hotels, Restaurants & Leisure - 1.8%
   Archon Corp. (1)                                        13,700       547,726
   Bowl America, Inc.                                       9,481       132,971
   J. Alexander's Corp.                                   120,010       874,873
   Lodgian, Inc. (1)                                      158,300     1,424,700
   Luby's, Inc. (1)                                       139,053       983,105
                                                                   ------------
                                                                      3,963,375
                                                                   ------------
   Household Durables - 10.9%
   Bassett Furniture Industries, Inc. (2)                 943,818    11,316,377
   Beazer Homes USA, Inc.                                 375,900     2,612,505
   Comstock Homebuilding Companies, Inc. (1)(2)         1,120,385       705,843
   Dominion Homes, Inc. (1)                               226,824       142,899
   M/I Homes, Inc.                                        282,000     4,841,940
   Meritage Homes Corp. (1)                               254,974     4,411,050
                                                                   ------------
                                                                     24,030,614
                                                                   ------------
   Leisure Equipment & Products - 1.6%
   Head NV (1)                                          1,776,700     3,420,148
                                                                   ------------
   Media - 0.0%
   Young Broadcasting, Inc. Class A (1)                   193,196        34,775
                                                                   ------------
   Multiline Retail - 2.7%
   Dillard's, Inc.                                        228,000     3,711,840
   Duckwall-ALCO Stores, Inc. (1)                         168,810     2,226,604
                                                                   ------------
                                                                      5,938,444
                                                                   ------------
   Specialty Retail - 0.6%
   Books-A-Million, Inc.                                  146,511     1,100,298
   Pep Boys - Manny, Moe & Jack                            21,200       190,376
                                                                   ------------
                                                                      1,290,674
                                                                   ------------
   Textiles, Apparel & Luxury Goods - 2.2%
   Delta Apparel, Inc.                                    387,388     1,150,542
   Tandy Brands Accessories, Inc.                         312,787     1,435,692
   Unifi, Inc. (1)                                        756,900     2,263,131
                                                                   ------------
                                                                      4,849,365
                                                                   ------------
     Total Consumer Discretionary                                    60,372,100
                                                                   ------------
Consumer Staples - 0.4%
   Food Products - 0.4%
   John B. Sanfilippo & Son, Inc. (1)                      84,164       781,042
                                                                   ------------

Energy - 12.9%
   Energy Equipment & Services - 1.9%
   Grey Wolf, Inc. (1)                                    255,860     2,003,384
   Leader Energy Services Ltd. (1)                        526,300        45,019
   Patterson-UTI Energy, Inc.                              70,000     2,203,600
                                                                   ------------
                                                                      4,252,003
                                                                   ------------
   Oil, Gas & Consumable Fuels - 11.0%
   Brigham Exploration Co. (1)                            425,000     6,192,250
   Callon Petroleum Co. (1)                               486,731    12,616,067
   Meridian Resource Corp. (1)                          2,408,100     5,345,982
                                                                   ------------
                                                                     24,154,299
                                                                   ------------
     Total Energy                                                    28,406,302
                                                                   ------------
Financials - 24.1%
   Capital Markets - 1.3%
   BKF Capital Group, Inc. (1)                            331,200       745,200
   FBR Capital Markets Corp. (1)                          425,056     2,180,537
                                                                   ------------
                                                                      2,925,737
                                                                   ------------
   Commercial Banks - 0.0%
   Citizens Bancshares Corp.                                3,024        25,628
                                                                   ------------
   Consumer Finance - 1.7%
   Advanta Corp. Class B                                  432,500     3,762,750
                                                                   ------------
   Diversified Financial Services - 3.4%
   California First National Bancorp.                     494,983     4,863,208
   Marlin Business Services Corp. (1)                      57,036       407,237
   Medallion Financial Corp.                              218,392     2,107,483
                                                                   ------------
                                                                      7,377,928
                                                                   ------------
   Insurance - 11.5%
   Old Republic International Corp.                       283,700     4,269,685
   PMA Capital Corp. (1)                                1,086,919    10,847,453
   Quanta Capital Holdings Ltd.                         2,092,236     5,586,270
   Specialty Underwriters' Alliance, Inc. (1)(2)          913,462     4,348,079
                                                                   ------------
                                                                     25,051,487
                                                                   ------------
   Real Estate Investment Trusts - 5.0%
   BRT Realty Trust                                       347,034     4,480,209
   Friedman, Billings, Ramsey Group, Inc. Class A       2,890,877     5,550,484
   HRPT Properties Trust                                  120,000       934,800
   Vestin Realty Mortgage I, Inc.                          26,809       108,576
                                                                   ------------
                                                                     11,074,069
                                                                   ------------
   Thrifts & Mortgage Finance - 1.2%
   B of I Holding, Inc. (1)                               305,319     2,128,073
   Beverly Hills Bancorp, Inc.                             95,685       239,213
   First Federal of Northern Michigan Bancorp, Inc.        35,640       242,708
                                                                   ------------
                                                                      2,609,994
                                                                   ------------
     Total Financials                                                52,827,593
                                                                   ------------
Health Care - 0.0%
   Health Care Providers & Services - 0.0%
   OCA, Inc. (1)(3)                                       579,400             0
                                                                   ------------
Industrials - 16.4%
   Aerospace/Defense - 2.1%
   Allied Defense Group, Inc. (1)(2)                      509,001     3,613,907
   Sypris Solutions, Inc.                                 228,896     1,027,743
                                                                   ------------
                                                                      4,641,650
                                                                   ------------
   Airlines - 2.6%
   MAIR Holdings, Inc. (1)(2)                           1,360,922     5,715,872
                                                                   ------------
   Machinery - 9.7%
   Hardinge, Inc.                                         252,921     3,553,540
   Quipp, Inc. (2)                                         78,300       407,160

   Tecumseh Products Co., Class A (1)                     154,853     5,405,918
   Tecumseh Products Co., Class B (1)(2)                  395,621    11,967,536
                                                                   ------------
                                                                     21,334,154
                                                                   ------------
   Marine - 1.4%
   International Shipholding Corp. (1)                    126,869     3,016,945
                                                                   ------------
   Road & Rail - 0.5%
   Covenant Transport, Inc. (1)                           223,121     1,057,594
                                                                   ------------
   Trading Companies & Distributors - 0.1%
   Huttig Building Products, Inc. (1)                      90,033       210,677
                                                                   ------------
     Total Industrials                                               35,976,892
                                                                   ------------
Information Technology - 4.5%
   Electronic Equipment & Instruments - 0.0%
   Sielox, Inc. (1)                                       191,783        35,480
                                                                   ------------
   IT Services - 0.1%
   Technology Solutions Co. (1)                            41,429       214,602
                                                                   ------------
   Semiconductors & Semiconductor Equipment - 4.4%
   ChipMOS TECHNOLOGIES Bermuda LTD. (1)                  662,600     2,100,442
   Credence Systems Corp. (1)                           1,030,000     1,112,400
   Spansion, Inc. (1)                                   2,061,500     6,493,725
                                                                   ------------
                                                                      9,706,567
                                                                   ------------
     Total Information Technology                                     9,956,649
                                                                   ------------
Materials - 8.9%
   Chemicals - 4.4%
   American Pacific Corp. (1)(2)                          572,472     9,703,400
                                                                   ------------
   Containers & Packaging - 0.6%
   Mod-Pac Corp. (1)(2)                                   159,725       849,737
   Peak International Ltd. (1)                            234,636       469,272
                                                                   ------------
                                                                      1,319,009
                                                                   ------------
   Metals & Mining - 3.6%
   Amerigo Resources Ltd.                                 669,500     1,394,651
   Horsehead Holding Corp. (1)                            466,017     6,547,539
   Yamana Gold, Inc.                                        3,289        50,256
                                                                   ------------
                                                                      7,992,446
                                                                   ------------
   Paper & Forest Products - 0.3%
   Canfor Corp. (1)                                        70,100       584,108
                                                                   ------------
     Total Materials                                                 19,598,963
                                                                   ------------
Telecommunication Services - 0.2%
   Diversified Telecommunication - 0.2%
   IDT Corp. (1)                                           10,000        33,000
   IDT Corp.  Class B (1)                                  86,000       307,020
   Integrated Telecom Express, Inc. (1)(3)                308,300         3,083
                                                                   ------------
                                                                        343,103
                                                                   ------------

Total Common Stock
  (Cost $243,530,803)                                               208,262,644
                                                                   ------------

Investment Companies - 5.0%
   Canfor Pulp Income Fund                                 77,349       901,380
   Federated Prime Obligations Fund, 2.62%             10,170,876    10,170,876
                                                                   ------------
Total Investment Companies
  (Cost $10,482,258)                                                 11,072,256
                                                                   ------------


Total Investments - 99.9%
  (Cost $254,013,061) (4)                                           219,334,900
Other Assets and Liabilities - 0.1%                                     206,899
                                                                   ------------
Net Assets - 100.0%                                                $219,541,799
                                                                   ============

(1) Non-income producing securities

(2) Affiliated Company - The fund is owner of more than 5% of the outstanding voting securities. See additional information on Investments in Affiliated Companies.

(3) Company is in liquidation and security is being fair valued according to policies and procedures approved by the Aegis Value Fund board of directors.

(4) At May 31, 2008, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

      Cost of Investments                            $ 254,019,634
                                                     =============
      Gross unrealized appreciation                  $  37,066,161
      Gross unrealized depreciation                    (71,750,895)
                                                     -------------
      Net unrealized depreciation on investments     $ (34,684,734)
                                                     =============

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Additional information on Investments in Affiliated Companies.
--------------------------------------------------------------

Transactions during the period with companies which are or were affiliates are as follows:

                                              Value                                            Dividends         Value
                                            Beginning                          Sales          Credited to        End of
                                            of Period       Purchases         Proceeds           Income          Period
                                         ----------------------------------------------------------------------------------
Allied Defense Group, Inc.               $    1,658,930   $      931,831   $            0   $            0   $    3,613,907
American Pacific Corp.                       10,352,693                0        1,533,797                0        9,703,400
Audiovox Corp.*                              11,026,767          105,522        5,599,249                0        6,342,668
Bassett Furniture Industries, Inc.            7,230,179        3,275,361                0          581,748       11,316,377
California First National Bancorp.*           7,736,295                0          989,200          187,158        4,863,208
Comstock Homebuilding Companies, Inc.         2,845,778                0                0                0          705,843
Dominion Homes, Inc.*                         1,667,704                0          698,713                0          142,899
Handleman Co.                                 5,001,030                0                0                0        1,519,650
MAIR Holdings, Inc.                           7,640,918          774,930                0                0        5,715,872
Mod-Pac Corp.                                 1,570,097                0                0                0          849,737
National R.V. Holdings, Inc.                    575,996                0            1,200                0           42,000
Peak International Ltd.*                      2,177,060                0        1,235,761                0          469,272
PMA Capital Corp.*                           23,120,185                0       10,953,588                0       10,847,453
Quipp, Inc.                                     352,350                0                0            7,830          407,160
Specialty Underwriters' Alliance, Inc.        5,967,806          441,488                0                0        4,348,079
Tecumseh Products Co., Class A**             17,696,446                0       21,749,247                0        5,405,918
Tecumseh Products Co., Class B                6,173,928                0          483,455                0       11,967,536
                                         ----------------------------------------------------------------------------------
  Total                                  $  112,794,162   $    5,529,132   $   43,244,210   $      776,736   $   78,260,979
                                         ==================================================================================

* No longer affiliated as of May 31, 2008

** Class A shares no longer reflect affiliated status as of May 31, 2008. Holdings in Class B shares represent more than 5% of the outstanding shares of that class, and more than 5% of the voting control of the company, therefore Tecumseh Products remains an affiliated company of Aegis Value Fund.

ITEM 2.  CONTROLS AND PROCEDURES.


(a)The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aegis Value Fund, Inc.

By (Signature and Title) /s/William S. Berno
William S. Berno, President

Date:  July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/William S. Berno
William S. Berno, President

Date:   July 30, 2008
By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, Treasurer

Date:   July 30, 2008